Common Stock (Details) - Schedule of Total Shares of Common Stock Reserved for Issuance - shares	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Total common stock reserved for issuance	719,663	17,946
Revelation Sub Series A Preferred Stock [Member]
Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Total common stock reserved for issuance
Series A-1 Preferred Stock [Member]
Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Total common stock reserved for issuance
Public Warrants [Member]
Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Total common stock reserved for issuance	300,332
Class A Common Stock Warrants [Member]
Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Total common stock reserved for issuance	73,905
Class A Placement Agent Common Stock Warrants [Member]
Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Total common stock reserved for issuance	10,347
Class B Common Stock Warrants [Member]
Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Total common stock reserved for issuance	238,096
Class B Placement Agent Common Stock Warrants [Member]
Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Total common stock reserved for issuance	16,667
Rollover Warrants [Member]
Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Total common stock reserved for issuance	4,738	4,792
Unvested and Unissued Rollover RSU awards [Member]
Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Total common stock reserved for issuance	7,290	13,154
Share-Based Payment Arrangement, Option [Member]
Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Total common stock reserved for issuance	9,581
Dilutive shares [Member]
Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Total common stock reserved for issuance	660,956	17,946
Stock grants under two thousand twenty one Equity Plan [Member]
Schedule of Total Shares of Common Stock Reserved for Issuance [Line Items]
Total common stock reserved for issuance	58,707